Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interconnection	¥ 20,064	¥ 19,821	¥ 21,037
Expected credit impairment losses	4,171	5,084	5,761
Write-down of inventories	280	196	171
Net loss on disposal and write-off of property, plant and equipment	1,748	1,547	2,911
Research and development expenses	6,676	4,898	2,843
Auditors' remuneration
- audit services	98	109	111
- tax services		3	2
- other services		2	10
Taxes and surcharges	2,722	2,462	2,424
Other operating expenses - others	13,475	12,917	10,974
Other operating expenses	¥ 49,234	¥ 47,039	¥ 46,244